Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Net (gains) losses due to changes in foreign currency exchange rates	$ (31)	$ 108
Net (gains) losses on derivative instruments	(4)	34
Losses from redemption of debt securities	22	26
Other		2
Other finance (income) costs	$ (13)	$ 170